Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Basis of presentation

(a) Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and are presented in Indian rupees (“INR”), unless otherwise stated. The consolidated financial statements include the accounts of APGL and companies which are directly or indirectly controlled by APGL. All intercompany accounts and transactions have been eliminated upon consolidation. Certain balances relating to prior years have been reclassified to conform to the current year presentation.

All share and per share amounts presented in the consolidated financial statements have been adjusted to reflect the 16-for-1 stock split of the Company’s equity shares that was effective on October 6, 2016.

Use of estimates

(b) Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, costs, expenses and comprehensive loss that are reported and disclosed in the consolidated financial statements and accompanying notes. These estimates are based on management’s best knowledge of current events, historical experience, actions the Company may undertake in the future and on various other assumptions that are believed to be prudent and reasonable under the circumstances. Significant estimates and assumptions are used for, but not limited to impairment of and useful lives of property, plant and equipment, determination of asset retirement obligations, valuation of derivative instruments, hedge accounting, valuation of share-based compensation, income taxes, energy kilowatts expected to be generated over the useful life of the solar power plant and other contingencies and commitments. Although these estimates are based upon management’s best knowledge of current events and actions, actual results could differ from these estimates, and such differences may be material to the consolidated financial statements.

Foreign currency translation and transactions

(c) Foreign currency translation and transactions

The functional currency of APGL is the United States Dollar (“US$”) and reporting currency is Indian rupees (“INR”). The Company’s subsidiaries with operations in India use INR as the functional currency and the subsidiaries in the United States and Mauritius use US$ as functional currency. The financial statements of APGL and its subsidiaries, other than subsidiaries with a functional currency of INR, are translated into INR using the exchange rate as of the balance sheet date for assets and liabilities, historical exchange rates for equity transactions and average exchange rate for the year for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders’ equity.

Transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the determination of net income or loss/(gain) during the year in which they occur.

Revenue, expense and cash flow items are translated using the average exchange rates for the respective period. The resulting gains and losses from such translation are excluded from the determination of earnings and are recognized instead in accumulated other comprehensive loss, which is a separate component of shareholders’ equity.

Realized and unrealized foreign currency transaction gains and losses, arising from exchange rate fluctuations on balances denominated in currencies other than the functional currency of an entity, such as those resulting from the Company’s borrowings in other than functional currency are included in Loss/(Gain) on foreign currency exchange, net’ in the consolidated statements of operations.

Convenience translation

(d) Convenience translation

Translation of balances in the consolidated balance sheets and the consolidated statements of operations, comprehensive loss, shareholders’ equity and cash flows from INR into US$, as of and for the year ended March 31, 2019 are solely for the convenience of the readers and were calculated at the rate of US$1.00 = INR 69.16, the noon buying rate in New York City for cable transfers in non U.S. currencies, as certified for customs purposes by the Federal Reserve Bank of New York on March 29, 2019. No representation is made that the INR amounts could have been, or could be, converted, realized or settled into US$ at that rate on March 29, 2019, or at any other rate.

Cash and cash equivalents

(e) Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits with banks, term deposits and all other highly liquid investments purchased with an original maturity of three months or less at the date of acquisition and that are readily convertible to cash. The Company has classified term deposits totalling INR 6,714,665 and INR 7,995,798 (US$ 115,613) at March 31, 2018 and 2019, respectively, as cash and cash equivalents, because the Company has the ability to redeem these deposits at any time subject to an immaterial interest rate forfeiture. All term deposits are readily convertible into known amount of cash with no more than one day notice.

Restricted cash

(f) Restricted cash

Restricted cash consists of cash balances restricted as to withdrawal or usage and relates to cash used to collateralize bank letters of credit supporting the purchase of equipment for solar power plants, bank guarantees issued in relation to the construction of the solar power plants within the timelines stipulated in PPAs and for certain debt service reserves required under the Company’s loan agreements. Restricted cash is classified into current and non-current portions based on the term of the deposit and the expiration date of the underlying restriction.

The Company adopted ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash effective April 1, 2018 with retrospective transition, which requires a statement of cash flows to present the change in restricted cash during the period as part of cash and cash equivalents and restate each prior reporting period presented. As a result, the Company no longer presents transfers between cash and restricted cash in the statement of cash flows. Cash used in investing activities prior to adoption of the ASU was INR 21,944,262 and INR 15,772,167 and INR 26,742,882 (US$ 386,681), for the year ended March 31, 2017, 2018 and 2019, respectively.

The following table presents the components of cash, cash equivalents and restricted cash included in the consolidated balance sheet that sums to the total of the same such amounts in the Consolidated Statements of Cash Flows:

	March 31,
	2017	2018	2019	2019
	(INR)	(INR)	(INR)	(US$)
Current Assets
Cash and cash equivalents	5,460,670	8,346,526	10,537,581	152,365
Restricted cash	3,629,037	2,406,569	2,167,827	31,345
Non-Current Assets
Restricted cash	1,383,416	329,926	1,280,323	18,512
Cash and cash equivalents and restricted cash	10,473,123	11,083,021	13,985,731	202,222

Investments

(g) Investments

The Company determines the appropriate classification of investment securities at the time of purchase and re-evaluates such designation at each balance sheet date. The investment securities held by the Company during the periods presented in the accompanying consolidated financial statements are classified as available-for-sale (short-term investments), consisting of liquid mutual funds units and held-to-maturity investments (long-term investments), consisting of Notes of Bank of Mauritius.

The Company accounts for its investments in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 320, Accounting for Certain Investments in Debt and Equity Securities. These investments are considered as available-for-sale and held-to-maturity. Investments classified as available for sale are recorded at fair value, with the unrealized gains or losses, net of tax, reported as a component of accumulated other comprehensive income or loss in the consolidated statement of shareholders’ equity. Realized gains and proceeds from the sale of available-for-sale securities during the year ended March 31, 2018 were INR 167,520 and INR 12,499,038 and during the year ended March 31, 2019 were INR 148,334 (US$ 2,145) and INR 13,581,995 (US$ 196,385), respectively.

Securities that the Company has positive intent and ability to hold until maturity are classified as held-to-maturity securities and stated at amortized cost. As of March 31, 2018, and March 31, 2019, amortized cost of held-to-maturity investments was INR 7,041 and INR 7,408 (US$ 107), respectively. The maturity date of the investment is February 3, 2020.

Realized gains and losses and a decline in value judged to be other than temporary on these investments are included in the consolidated statements of operations. The cost of securities sold or disposed is determined on First In First Out (“FIFO”) method.

Accounts receivable

(h) Accounts receivable, net

The Company’s accounts receivables are generated by selling energy to customers and are reported net of any allowance for uncollectible accounts. The allowance for doubtful accounts is based on various factors, including the length of time receivables are past due, significant one-time events, the financial health of customers and historical experience. The allowance for doubtful accounts at March 31, 2018 and 2019 was INR 128,559 and INR 40,208 (US$ 581), respectively. Accounts receivable serve as collateral for borrowings under the Company’s working capital facility, described in Note 10.

Property, plant and equipment

(i) Property, plant and equipment

Property, plant and equipment represents the costs of completed and operational solar power plants, as well as the cost of furniture and fixtures, vehicles, office and computer equipment, leasehold improvements, freehold land and construction in progress. Construction in progress represents the accumulated cost of solar power plants that have not been placed into service at the date of the balance sheet. Construction in progress includes the cost of solar modules for which the Company has taken legal title, civil engineering, electrical and other related costs incurred during the construction of a solar power plant. Construction in progress is reclassified to property, plant and equipment when the project begins its commercial operations.

Property, plant and equipment are stated at cost, less accumulated depreciation and impairment losses. Depreciation is calculated using the straight-line method over the assets’ estimated useful lives as follows:

Plant and machinery (solar power plants)	25-35 years
Furniture and fixtures	5 years
Vehicles	5 years
Office equipment	5 years
Computers	3 years

Effective October 1, 2018, the Company extended the estimated useful life of most of its utility scale projects from 25 years to 35 years. This change in estimate was based on the Company’s technical evaluations and tests, through which the Company estimated that its solar modules will continue to generate power for at least 35 years at high efficiency levels. The Company has revised the useful life effective October 1, 2018, this has resulted in reduction of depreciation and amortization expense by INR 267,390 (US$ 3,866).

Leasehold improvements to office facilities are depreciated over the shorter of the lease period or the estimated useful life of the improvement. Lease hold improvements on the solar power plant sites are depreciated over the shorter of the lease term or the remaining period of the PPAs undertaken with the respective customer. Freehold land is not depreciated. Construction in progress is not depreciated until it is ready to be put to use.

Improvements to property, plant and equipment deemed to extend the useful economic life of an asset are capitalized. Maintenance and repairs that do not improve efficiency or extend the estimated economic life of an asset are expensed as incurred. Additional capacity, if any, added to property plant and equipment is depreciated over the remaining estimated useful live.

Capitalized interest

Interest incurred on funds borrowed to finance construction of solar power plants is capitalized until the plant is ready for its intended use.

The amount of interest capitalized during the years ended March 31, 2017, 2018 and 2019 was INR 256,802, INR 383,884 and INR 467,170 (US$ 6,755), respectively.

Accounting for impairment of long-lived assets

(j) Accounting for impairment of long-lived assets

The Company periodically evaluates whether events have occurred that would require revision of the remaining useful life of property, plant and equipment and improvements, or render their carrying value not recoverable. If such circumstances arise, the Company uses an estimate of the undiscounted value of expected future operating cash flows to determine whether the long-lived assets are impaired. If the aggregate undiscounted cash flows are less than the carrying amount of the assets, the resulting impairment charge to be recorded is calculated based on the excess of the carrying value of the assets over the fair value of such assets, with the fair value determined based on an estimate of discounted future cash flows, appraisals or other valuation techniques. There were no impairment charges related to long-lived assets recognized during the years ended March 31, 2018 and 2019.

Leases and land use rights

(k) Leases and land use rights

Certain of the Company’s leases relate to leasehold land on which the solar power plants are constructed and for office facilities. Leases are reviewed for capital or operating classification at their inception under the guidance of ASC Topic 840 Leases. The expense for leases classified as operating leases is recorded as rent expense on a straight-line basis, over the lease term, beginning with the date the Company has access to the property.

Land use rights represent lease prepayments to the lessor. Land use rights are carried at cost less accumulated amortization. Amortization is provided to write-off the cost of these prepayments on a straight-line basis over the period of the lease or the PPA, whichever is shorter.

The Company did not have any capital leases during any of the periods presented in the accompanying consolidated financial statements.

Asset retirement obligations (ARO)

(l) Asset retirement obligations (ARO)

Upon the expiration of the land lease arrangement for solar power plants located on leasehold land, the Company is required to remove the solar power plant and restore the land. The Company records the fair value of the liability for the legal obligation to retire the asset in the period in which the obligation is incurred, which is generally when the asset is constructed. When a new liability is recognized, the Company capitalizes it by increasing the carrying amount of the related long-lived asset, which results in an ARO asset being depreciated over the remaining useful life of the solar power plant. The liability is accreted and expensed to its present expected future value each period based on a credit adjusted risk free interest rate. Upon settlement of the obligation, the Company eliminates the liability and, based on the actual cost to retire, may incur a gain or loss.

The Company’s asset retirement obligations were INR 356,649 and INR 665,146 (US$ 9,617) as of March 31, 2018 and 2019, respectively. The accretion expense incurred during the years ended March 31, 2017, 2018 and 2019 was INR 9,329, INR 18,369 and INR 23,047 (US$ 333), respectively. The depreciation expense incurred during the years ended March 31, 2017, 2018 and 2019 was INR 4,146, INR 8,164 and INR 10,243 (US$ 148), respectively.

There was no settlement of prior liabilities or revisions to the Company’s estimated cash flows as of March 31, 2019.

	2018 (INR)	2019 (INR)	2019 (US$)
Beginning balance	242,980	356,649	5,157
Addition during the year	95,300	285,450	4,127
Liabilities settled during the year	—	—	—
Accretion expense during the year	18,369	23,047	333
Ending balance	356,649	665,146	9,617

Software

(m) Software

The Company capitalizes certain internal software development cost under the provision of ASC Topic 350-40 Internal-Use Software-. As of March 31, 2019, the amount capitalized as software includes the cost of software licenses, as well as related implementation costs, which primarily relate to third party consulting fees. Such license and implementation costs are capitalized and amortized over their estimated useful lives of three years using the straight-line method. On an ongoing basis, the Company assesses the recoverability of its capitalized software intangible assets. Capitalized software costs determined to be unrecoverable are expensed in the period in which the determination is made. As of March 31, 2019, all capitalized software were considered fully recoverable.

Debt financing costs

(n) Debt financing costs

Financing costs incurred in connection with obtaining construction and term financing loans are deferred and amortized over the term of the respective loan using the effective interest rate method. Amortization of debt financing costs is capitalized during construction and recorded as interest expense in the consolidated statements of operations, following commencement of commercial operations of the respective solar power plants.

Amortization of debt financing costs for the year ended March 31, 2017, March 31, 2018 and 2019 was INR 114,085, INR 747,520 and INR 266,814 (US$ 3,858), respectively.

The carrying value of debt financing costs as on March 31, 2018 and 2019 was INR 827,539 and INR 850,715 (US$ 12,298). See Note 10.

Further the Company has paid INR 593,897 (US$ 8,587), for the commitments not yet drawn. See note 9.

Income taxes

(o) Income taxes

Income taxes are recorded under the asset and liability method, as prescribed under ASC Topic 740 Income Taxes, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax base. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

The Company establishes valuation allowances against its deferred tax assets when it is more likely than not that all or a portion of a deferred tax asset will not be realized.

The computation of tax liabilities involves dealing with uncertainties in the application of complex tax regulations. The Company applies a two-step approach to recognize and measure uncertainty in income taxes in accordance with ASC Topic 740. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement through March 31, 2019, the Company does not have any unrecognized tax benefits nor has it recognized any interest or penalties.

Employee benefits

(p) Employee benefits

Defined contribution plan

Eligible employees of the Company in India receive benefits from the Provident Fund, administered by the Government of India, which is a defined contribution plan. Both the employees and the Company make monthly contributions to the Provident Fund equal to a specified percentage of the eligible employees’ salary.

The Company has no further funding obligation under the Provident Fund, beyond the contributions elected or required to be made thereunder. Contributions to the Provident Fund by the Company are charged to expense in the period in which services are rendered by the covered employees and amounted to INR 15,734, INR 26,201 and INR 31,710 (US$ 459) for the years ended March 31, 2017, 2018 and 2019, respectively.

Defined benefit plan

Employees in India are entitled to benefits under the Gratuity Act, a defined benefit post-employment plan covering eligible employees of the Company. This plan provides for a lump-sum payment to eligible employees at retirement, death, and incapacitation or on termination of employment, of an amount based on the respective employee’s salary and tenure of employment. As of March 31, 2019, this plan is unfunded.

Current service costs for defined benefit plans are accrued in the period to which they relate. In accordance with ASC Topic 715, Compensation Retirement Benefit-, the liability in respect of defined benefit plans is calculated annually by the Company using the projected unit credit method and amounted to INR 23,145 and INR 32,634 (US$ 472) as of March 31, 2018 and 2019, respectively. Prior service cost, if any, resulting from an amendment to a plan is recognized and amortized over the remaining period of service of the covered employees. Interest costs for the period ended March 31, 2018 and 2019 were not significant.

Compensated absences

The Company recognizes its liabilities for compensated absences in accordance with ASC Topic 710, Compensation-General. The Company accrues the liability for its employee rights to compensated absence in the year in which it is earned.

Post-retirement benefit

Eligible employees of the Company in India receive benefits from the employees retirement policy of the Company, on attaining the age of 58 years or if employees served the Company for 10 years or more and has attained the age of 40 years or above, shall receive one-time payment of ten months’ salary at the time of retirement.

Current retirement benefit cost are accrued in the period to which they relate. In accordance with ASC Topic 715, Compensation Retirement Benefit, the liability in respect of benefit plans is calculated annually by the Company using the projected unit credit method and amounted to INR 10,727 (US$ 155) as of March 31, 2019.

Revenue recognition

(q) Revenue recognition

Sale of power consists of solar energy sold to customers under long term Power Purchase Agreements (PPAs), which generally have a term of 25 years. Our customers are generally power distribution companies and, to a lesser extent, commercial and industrial enterprises.

The Company recognizes revenue on PPAs when the solar power plant generates power and is supplied to the customer in accordance with the respective PPA. The company recognize revenue each period based on the volume of solar energy supplied to the customer at the price stated in the PPA once the solar energy kilowatts are supplied and collectability is reasonably assured. The solar energy kilowatts supplied by the Company are validated by the customer prior to billing and recognition of revenue.

Where PPAs include scheduled price changes, revenue is recognized by applying the average rate to the energy output estimated over the term of the PPA. The Company estimates the total kilowatt hour units expected to be generated over the entire term of the PPA. The contractual rates are applied to this annual estimate to determine the total estimated revenue over the term of the PPA. The Company then uses the total estimated revenue and the total estimated kilo-watt hours to compute the average rate used to record revenue on the actual energy output supplied. The Company compares the actual energy supplied to the estimate of the energy expected to be generated over the remaining term of the PPA on a periodic basis, but at least annually. Based on this evaluation, the Company reassesses the energy output estimated over the remaining term of the PPA and adjusts the revenue recognized and deferred to date. Through March 31, 2019, the adjustments have not been significant. The difference between actual billing and revenue recognized is recorded as deferred revenue.

The Company also records the proceeds received from Viability Gap Funding (‘VGF’) on fulfilment of the underlying conditions as deferred revenue. Such deferred VGF revenue is recognized as sale of power in proportion to the actual sale of solar energy kilowatts during the period to the total estimated sale of solar energy kilowatts during the tenure of the applicable power purchase agreement pursuant to the revenue recognition policy.

The Company adopted “ASC Topic 606” Revenue from Contracts with Customers, being effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2017. The Company adopted the guidance effective April 1, 2018 using the modified retrospective approach, which was applied to those contracts which were not completed as of April 1, 2018. Under Topic 606, total consideration for PPA’s with scheduled price changes (price escalation in one of the solar power plant with 50 MWs of operating capacity and price decrease in one of the solar power plant with 10 MW of operating capacity) and for significant financing components, is estimated and recognized over the term of the agreement. Price escalations create an unbilled receivable and the price decreases create deferred revenue. The time value of the significant financing component is recorded as interest expense. The Company uses the discount rate that would be reflected in a separate financing transaction between the entity and its customer at contract inception and recognizes the revenue amount on a straight-line basis over the term of the PPAs, and interest expense using the effective interest rate method. The Company also recognizes incremental costs incurred to obtain a contract in Other Assets in the consolidated balance sheet. These amounts are amortized on a straight-line basis over the term of the PPAs, and are included as a reduction to revenue in the consolidated statements of operations.

The results of reporting periods beginning April 1, 2018, are presented in accordance with ASC Topic 606 and the prior period amounts are reported in accordance with ASC Topic 605, Revenue Recognition. Upon adoption of ASC Topic 606, and by availing the exemption under the modified retrospective approach, the Company recorded a cumulative adjustment to accumulated deficit amounting to INR 218,414 (US$ 3,158) as of April 1, 2018, net of deferred tax effect and INR 99,461 (US$ 1,438) was recorded as unbilled receivable, a reclassification of INR 146,106 (US$ 2,113) from property plant and equipment relating to contract acquisition cost, and INR 415,778 (US$ 6,012) as deferred revenue. Adoption of ASC Topic 606 did not result in any material impact in the Consolidated Statement of Operations and deferred tax asset or liability as the impact is reversed within the tax holiday period.

Contract balances

The following table provides information about receivables, unbilled receivables, contract acquisition cost and deferred revenue from customers as at March 31, 2018 and 2019, respectively.

	As at March 31,
	2018	2019	2019
	INR	INR	US$
Current assets
Accounts receivable, net	2,223,455	3,307,076	47,818
Non-current assets
Unbilled receivable	—	123,550	1,786
Contract acquisition cost	—	152,484	2,205
Current liabilities
Deferred revenue	79,192	99,065	1,432
Non-current liabilities
Deferred revenue	1,563,732	1,800,155	26,029

Deferred revenue	INR	US$
Balance as of April 1, 2018	1,500,376	21,694
Increased as a result of additional cash received against ‘VGF'	414,055	5,987
Deferred revenue recognized	83,749	1,211
Amount recognized into revenue	(98,960)	(1,431)
Closing as of March 31, 2019	1,899,219	27,461

Accounts receivable – from sale of power consist of accrued revenues due under the PPA, based on the sale of power transferred to the customer, generally requiring payment within 30 to 60 days of sale. As per terms of PPA, payment is unconditional once performance obligations have been satisfied and does not contains any future, unsatisfied performance obligation to be included in this disclosure.

Cost of operations (exclusive of depreciation and amortization)

(r) Cost of operations (exclusive of depreciation and amortization)

The Company’s cost of operations consists of expenses pertaining to operations and maintenance of its solar power plants. These expenses include payroll and related costs for maintenance staff, plant maintenance, insurance, and if applicable, lease costs.

Depreciation expense is not included in cost of operations but is included within “Depreciation and amortization expense”, shown separately in the consolidated statements of operations.

General and administrative expenses

(s) General and administrative expenses

General and administrative expenses include payroll and related costs for corporate, finance and other support staff, including bonus and share based compensation expense, professional fees and other corporate expenses.

Share based compensation

(t) Share based compensation

The Company follows guidance under ASC Topic 718, Compensation — Stock Compensation, which requires compensation costs related to share-based transactions, including employee share options, to be recognized in the financial statements based on their fair value. The Company recognizes compensation expense for equity share options net of estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Share-based compensation is included in general and administrative expenses and recognized in the consolidated statements of operations based on awards ultimately expected to vest.

The Company has elected to use the Black-Scholes-Merton valuation model to determine the fair value of share-based awards on the date of grant for employee share options with a fixed exercise price and fixed service-based vesting.

The Company has elected to use the Lattice valuation model to determine the fair value of share-based awards on the date of grant for employee share options with a market condition.

Effective November 2018, the Company revised the exercise price of 692,507 options to US$ 11.90 per option. The impact to share-based compensation expense on account of the revision in the exercise price is not material. The share-based compensation expense related to share options is recorded as a component of general and administrative expenses in the Company’s consolidated statements of operations and totalled INR 25,060 and INR 82,699 (US$ 1,196) for the years ended March 31, 2018 and 2019, respectively.

Refer to Note 19 for details on the Share based compensation.

Contingencies

(u) Contingencies

Liabilities for loss contingencies arising from claims, tax assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred with respect to these items are expensed as incurred.

Fair value of financial instruments

(v) Fair value of financial instruments

ASC Topic 820, Fair Value Measurements and Disclosures-, defines fair value as the price at which an asset could be exchanged or a liability transferred in an orderly transaction between knowledgeable, willing parties in the principal or most advantageous market for the asset or liability. Where available, fair value is based on observable market prices or derived from such prices. Where observable prices or inputs are not available, valuation models are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.

Derivatives and hedging

(w) Derivatives and Hedging

In the normal course of business, the Company uses derivative instruments for the purpose of mitigating the exposure from foreign currency fluctuation risks associated with forecasted transactions denominated in certain foreign currencies and to minimize earnings and cash flow volatility associated with changes in foreign currency exchange rates, and not for speculative trading purposes. These derivative contracts are purchased within the Company’s policy and are with counterparties that are highly rated financial institutions.

Contracts designated as Cash Flow Hedge

Cash flow hedge accounting is followed for derivative instruments to mitigate the exchange rate risk on foreign currency denominated debt instruments. Changes in fair value of derivative contracts designated as cash flow hedges are recorded in other comprehensive income/(loss), net of tax, until the hedge transactions occurs. The Company evaluates hedge effectiveness of cash flow hedges at the time a contract is entered into as well as on an ongoing basis or as required. The effective portion of cash flow hedge is recorded in Other Comprehensive Income and the ineffective portion is charged as expense through profit and loss. The cost of hedge is recorded as an expense over the period of the contract on a straight-line basis.

Undesignated contracts

Changes in fair value of undesignated derivative contracts are reported directly in earnings along with the corresponding transaction gains and losses on the items being economically hedged. The Company enters into foreign exchange currency contracts to mitigate and manage the risk of changes in foreign exchange rates. These foreign exchange derivative contracts were entered into to hedge the fluctuations in foreign exchange rates for recognized balance sheet items such as the Company’s U.S. dollar denominated borrowings. The Company has not designated the derivative contracts as hedges for accounting purposes. Realized gains (losses) and changes in the fair value of these foreign exchange derivative contracts are recorded in Loss (gain) on foreign currency exchange, net in the consolidated statements of operations. These derivatives are not held for speculative or trading purposes.

Segment information

(x) Segment information

Operating segments are defined as components of a company about which separate financial information is available that is evaluated regularly by the chief operating decision maker, or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer is the chief operating decision maker. Based on the financial information presented to and reviewed by the chief operating decision maker in deciding how to allocate the resources and in assessing the performance of the Company, the Company has determined that it has a single operating and reporting segment: Sale of power. The Company’s principal operations, revenue and decision-making functions are located in India.

Non-controlling interest

(y) Non-controlling interest

The non-controlling interest recorded in the consolidated financial statements relates to (i) a 0.83% ownership interest in a subsidiary, a 10MW Gujarat power plant, not held by the Company, (ii) a 49.00% ownership interest in a subsidiary, a 50MW Uttar Pradesh power plant, not held by the Company and (iii) a 0.01% ownership interest in Azure Power India Private Limited (“AZI”) not held by the Company. As of March 31, 2019, the Company recorded a non-controlling interest amounting to INR 267,512 (US$ 3,868) including INR 60,094 (US$ 869) of net profit for the year ended March 31, 2019. As of March 31, 2018, the Company recorded a non-controlling interest amounting to INR 1,157,912 including INR 201,547 of net loss for the year.

During March 2019, the Company paid INR 1,474,454 (US$ 21,191), to purchase 48.37% ownership interest in a subsidiary, with a 150 MW Punjab project, which was not held by the Company previously.

Redeemable non-controlling interest

(z) Redeemable non-controlling interest

During the year ended March 31, 2018, the Company bought the equity interest held by the investor in the subsidiary for consideration of INR 397,312. The Company has adjusted the carrying amount of the redeemable non-controlling interest to the redemption value on the date of transaction and upon completion of the transaction, the Company owns 100% of the power plant.

Recent accounting pronouncements

(aa) Recent accounting pronouncements

During February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842). There have been further amendments, including practical expedients, with the issuance of ASU 2018-01 in January 2018, ASU 2018-11 in July 2018 and ASU 2018-20 in December 2018. The amended guidance requires recognition of lease assets and lease liabilities on the balance sheet for those leases with terms in excess of 12 months. The Company plans to adopt this ASU using the modified retrospective method with a cumulative adjustment to its retained earnings. The ASU is applicable for all reporting periods beginning on or after December 15, 2018 (April 1, 2019 for the Company).

At transition, lessees and lessors may elect to apply a package of practical expedients permitting entities not to reassess: (i) whether any expired or existing contracts are or contain leases; (ii) lease classification for any expired or existing leases and (iii) whether initial direct costs for any expired or existing leases qualify for capitalization under the amended guidance. These practical expedients must be elected as a package and consistently applied. The Company plans to apply the package of practical expedients upon adoption. The Company has completed preliminary assessment for evaluating the impact of the guidance and anticipates that its adoption will result in recognition of right-to-use of assets and lease liabilities for leases in effect at the transition date.

In October 2018, the FASB issued ASU No. 2018-16, Derivatives and Hedging (Topic 815), Inclusion of the Secured Overnight Financing Rate ("SOFR") Overnight Index Swap ("OIS") Rate as a Benchmark Interest Rate for Hedge Accounting Purposes, which adds the OIS rate based on the SOFR as a benchmark interest rate for hedge accounting purposes. Adoption of the ASU 2018-16 will not have any material impact on the Company's consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by management to have a material impact on the Company’s present or future financial statements.